CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Current assets:
Cash and cash equivalents	$ 990.3	₽ 68,798.0	₽ 42,662.0
Term deposits			23,040.0
Accounts receivable, net	209.7	14,570.0	9,746.0
Prepaid expenses	37.5	2,608.0	1,269.0
Other current assets	92.8	6,444.0	4,039.0
Total current assets	1,330.3	92,420.0	80,756.0
Property and equipment, net	572.0	39,740.0	21,171.0
Intangible assets, net	166.2	11,545.0	5,023.0
Goodwill	758.0	52,662.0	9,328.0
Long-term prepaid expenses	26.0	1,800.0	1,788.0
Term deposits, non-current		0.0	5,005.0
Investments in non-marketable equity securities	525.2	36,484.0	2,001.0
Deferred tax assets	46.6	3,239.0	2,171.0
Other non-current assets	54.8	3,808.0	3,301.0
TOTAL ASSETS	3,479.1	241,698.0	130,544.0
Current liabilities:
Accounts payable and accrued liabilities	243.1	16,886.0	11,111.0
Income and non-income taxes payable	58.4	4,059.0	4,213.0
Deferred revenue	40.2	2,792.0	2,464.0
Convertible debt			17,834.0
Total current liabilities	341.7	23,737.0	35,622.0
Deferred tax liabilities	22.6	1,572.0	959.0
Other accrued liabilities	8.2	569.0	1,316.0
Total liabilities	372.5	25,878.0	37,897.0
Commitments and contingencies
Redeemable noncontrolling interests	187.6	13,035.0	9,821.0
Shareholders' equity:
Ordinary shares: par value (Class A €0.01, Class B €0.10 and Class C €0.09); shares authorized (Class A: 1,000,000,000, Class B: 46,997,887 and Class C: 46,997,887); shares issued (Class A: 289,364,467 and 292,437,655, Class B: 40,692,286 and 37,878,658, and Class C: 4,166,448 and nil, respectively); shares outstanding (Class A: 285,612,556 and 286,848,365, Class B: 40,692,286 and 37,878,658, and Class C: nil)	3.8	263.0	271.0
Treasury shares at cost (Class A: 3,751,911 and 5,589,290, respectively)	(155.0)	(10,769.0)	(3,814.0)
Additional paid-in capital	1,003.7	69,729.0	16,469.0
Accumulated other comprehensive income	117.7	8,182.0	1,864.0
Retained earnings	1,621.5	112,644.0	68,036.0
Total equity attributable to Yandex N.V.	2,591.7	180,049.0	82,826.0
Noncontrolling interests	327.3	22,736.0
Total shareholders’ equity	2,919.0	202,785.0	82,826.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,479.1	241,698.0	130,544.0
Priority share
Shareholders' equity:
Preferred share
Preference shares
Shareholders' equity:
Preferred share